Mortgage Backed Securities	9 Months Ended
Sep. 30, 2012
Mortgage Backed Securities [Abstract]
Mortgage-Backed Securities

NOTE 2. MORTGAGE-BACKED SECURITIES

The following table presents the Company's MBS portfolio as of September 30, 2012 and December 31, 2011:

(in thousands)
	September 30, 2012	December 31, 2011
Pass-Through Certificates:
Hybrid Adjustable-rate Mortgages	$49,026	$25,466
Adjustable-rate Mortgages	21,603	12,181
Fixed-rate Mortgages	42,759	35,417
Total Pass-Through Certificates	113,388	73,064
Structured MBS Certificates:
Interest Only Securities	3,844	7,074
Inverse Interest Only Securities	8,507	11,004
Total Structured Securities	12,351	18,078
Totals	$125,739	$91,142

The following table summarizes the Company's MBS portfolio as of September 30, 2012 and December 31, 2011, according to their contractual maturities. Actual maturities of MBS investments are generally shorter than stated contractual maturities and are affected by the contractual lives of the underlying mortgages, periodic payments of principal, and prepayments of principal.

(in thousands)
	September 30, 2012	December 31, 2011
Less than one year	$-	$102
Greater than one year and less than five years	168	263
Greater than five years and less than ten years	11,252	8,507
Greater than or equal to ten years	114,319	82,270
Totals	$125,739	$91,142